T. ROWE PRICE Overseas Stock Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.1%
Common Stocks 3.1%
ANZ Group Holdings  7,688,518 195,598
BHP Group  2,402,266 82,740
BHP Group (GBP) (1) 2,677,393 92,396
Macquarie Group  976,943 143,376
Scentre Group  56,186,276 159,230
Telstra Group  33,111,630 112,490
Total Australia (Cost $583,854) 785,830
AUSTRIA 0.9%
Common Stocks 0.9%
BAWAG Group  430,555 70,041
Erste Group Bank  1,268,065 164,860
Total Austria (Cost $155,795) 234,901
CANADA 2.4%
Common Stocks 2.4%
Brookfield (1) 3,140,173 143,143
Definity Financial (1) 3,135,535 153,455
Element Fleet Management  6,189,166 156,814
Great-West Lifeco  1,414,578 66,218
National Bank of Canada  824,147 98,203
Total Canada (Cost $284,816) 617,833
CHILE 0.8%
Common Stocks 0.8%
Antofagasta (GBP)  4,330,539 214,585
Total Chile (Cost $46,515) 214,585
CHINA 0.6%
Common Stocks 0.6%
Alibaba Group Holding (HKD)  3,535,468 75,212
Tencent Holdings (HKD)  968,000 74,402
Total China (Cost $49,921) 149,614

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
CZECH REPUBLIC 0.1%
Common Stocks 0.1%
CSG (EUR) (2) 655,391 23,737
Total Czech Republic (Cost $19,264) 23,737
DENMARK 1.3%
Common Stocks 1.3%
Novo Nordisk, Class B  4,526,363 268,772
Orsted (2) 3,343,704 75,218
Total Denmark (Cost $393,622) 343,990
FINLAND 1.5%
Common Stocks 1.5%
Mandatum  11,068,399 90,266
Sampo, Class A  16,968,687 189,240
Stora Enso, Class R (1) 9,333,978 107,453
Total Finland (Cost $281,246) 386,959
FRANCE 10.1%
Common Stocks 10.1%
Air Liquide  1,082,280 202,670
Airbus  872,975 199,868
AXA  4,349,266 198,323
Engie  7,839,148 234,049
EssilorLuxottica  479,808 146,675
Kering  415,729 129,782
L'Oreal  392,669 180,408
Legrand  809,733 129,280
Safran  575,855 205,748
Sanofi  1,685,681 159,000
Societe Generale  2,940,679 257,690
TotalEnergies  5,331,004 387,717
Vinci  1,033,032 148,534
Total France (Cost $1,527,673) 2,579,744

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 6.4%
Common Stocks 6.4%
Infineon Technologies  2,131,769 104,206
KION Group  1,643,575 116,094
Muenchener Rueckversicherungs-Gesellschaft  149,741 90,754
Rheinmetall  85,859 181,922
SAP  1,407,510 281,176
Siemens  2,328,389 703,943
Siemens Healthineers  3,395,904 169,502
Total Germany (Cost $933,841) 1,647,597
HONG KONG 0.9%
Common Stocks 0.9%
AIA Group  16,222,200 187,163
Samsonite Group  20,618,400 52,385
Total Hong Kong (Cost $176,625) 239,548
INDIA 0.5%
Common Stocks 0.5%
HDFC Bank  13,341,981 134,904
Total India (Cost $133,966) 134,904
IRELAND 1.0%
Common Stocks 1.0%
DCC (GBP) (1) 929,787 58,939
Kingspan Group  706,954 61,558
Ryanair Holdings, ADR (USD) (1) 2,017,707 142,450
Total Ireland (Cost $220,216) 262,947
ITALY 3.6%
Common Stocks 3.6%
Generali (1) 2,132,911 87,002
Intesa Sanpaolo  23,736,043 168,037
Moncler  2,049,792 119,428
Prysmian  2,515,299 297,921

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
UniCredit  2,928,242 255,185
Total Italy (Cost $389,863) 927,573
JAPAN 19.9%
Common Stocks 19.9%
Ajinomoto  4,586,500 104,925
Asics (1) 7,567,700 182,175
Chugai Pharmaceutical  3,825,300 218,504
Hitachi  8,230,400 285,596
Hoya  712,200 119,476
Isetan Mitsukoshi Holdings (1) 9,254,700 148,525
KDDI  10,524,600 177,697
Mitsubishi Electric  9,746,500 304,694
Mitsubishi Estate  5,454,900 139,023
Mitsubishi UFJ Financial Group  20,007,000 362,334
Mitsui Fudosan  12,908,600 148,022
NEC  4,841,600 164,128
Nintendo  2,007,100 124,291
Nomura Research Institute  712,000 21,659
ORIX (1) 3,433,900 104,649
Panasonic Holdings  7,766,700 106,487
Recruit Holdings  2,740,600 144,358
Renesas Electronics (2) 8,636,600 143,587
Seven & i Holdings  9,682,600 138,661
Shimizu  5,535,600 98,306
Shin-Etsu Chemical  4,658,900 153,206
Sony Group  13,947,800 307,520
Subaru  4,269,200 91,652
Sumitomo  6,862,200 278,668
Sumitomo Mitsui Trust Group  5,052,834 168,759
Suzuki Motor  8,192,600 111,707
Tokio Marine Holdings  4,417,000 164,633
Tokyo Electron  743,300 198,059
Toyota Motor  13,967,500 316,580
Tsuruha Holdings (1) 3,584,000 57,110
Total Japan (Cost $3,349,839) 5,084,991

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 0.3%
Common Stocks 0.3%
Grupo Mexico, Series B  5,700,015 62,894
Total Mexico (Cost $42,627) 62,894
NETHERLANDS 7.2%
Common Stocks 7.2%
ABN AMRO Bank, CVA  2,305,810 84,954
Adyen (2) 40,804 60,506
AerCap Holdings (USD)  1,063,541 152,788
Argenx, ADR (USD) (2) 191,189 160,694
ASML Holding  516,047 739,963
BE Semiconductor Industries  551,472 107,341
CVC Capital Partners  4,437,293 78,836
ING Groep  7,441,573 219,459
Koninklijke Philips  6,610,437 189,824
Magnum Ice Cream (GBP) (1)(2) 3,215,910 57,096
Total Netherlands (Cost $838,211) 1,851,461
NORWAY 1.7%
Common Stocks 1.7%
DNB Bank  7,859,797 225,367
Equinor  7,322,012 196,805
Total Norway (Cost $263,808) 422,172
SINGAPORE 1.3%
Common Stocks 1.3%
DBS Group Holdings  4,998,840 232,358
Sea, ADR (USD) (2) 892,279 103,941
Total Singapore (Cost $214,136) 336,299
SOUTH KOREA 2.3%
Common Stocks 2.3%
KT  3,630,737 151,193
Samsung Electronics  2,007,508 221,779

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SK Square (2) 518,319 202,897
Total South Korea (Cost $192,937) 575,869
SPAIN 3.3%
Common Stocks 3.3%
Amadeus IT Group  1,874,699 125,692
Banco Bilbao Vizcaya Argentaria  9,189,047 233,252
Banco Santander  25,083,655 320,270
Indra Sistemas (1) 1,602,882 103,601
Puig Brands, Class B (1) 2,849,382 56,655
Total Spain (Cost $592,830) 839,470
SWEDEN 2.6%
Common Stocks 2.6%
Autoliv, SDR  944,056 112,729
Sandvik  6,512,034 257,136
Skandinaviska Enskilda Banken, Class A (1) 8,585,206 184,534
Telefonaktiebolaget LM Ericsson, Class B  11,199,535 121,293
Total Sweden (Cost $412,763) 675,692
SWITZERLAND 7.7%
Common Stocks 7.7%
ABB  3,444,917 296,601
Holcim  1,306,039 134,612
Julius Baer Group  925,673 77,322
Nestle  4,313,387 411,612
Novartis  2,436,738 361,538
Roche Holding  968,076 440,223
Sonova Holding  194,153 53,136
UBS Group  4,203,022 198,868
Total Switzerland (Cost $1,198,610) 1,973,912
TAIWAN 1.9%
Common Stocks 1.9%
Taiwan Semiconductor Manufacturing  8,841,089 488,876
Total Taiwan (Cost $25,520) 488,876

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 16.7%
Common Stocks 16.7%
3i Group  2,498,491 114,778
Admiral Group  2,619,356 98,577
AstraZeneca, ADR (USD)  5,529,535 512,975
Aviva  16,890,243 147,247
Barclays  28,825,262 192,382
Bridgepoint Group  18,424,688 68,535
BT Group  69,021,845 181,425
Bunzl  3,210,750 90,039
Compass Group  8,580,282 257,284
Diageo  5,551,589 127,744
Dowlais Group  30,545,983 38,931
Kingfisher  25,481,883 117,430
Klarna Group (USD) (1)(2) 950,815 21,935
Lloyds Banking Group  171,406,962 255,946
Melrose Industries  11,584,585 99,603
National Grid  16,580,801 281,700
Next  898,537 163,137
Persimmon  4,071,912 78,414
Rolls-Royce Holdings  13,985,893 233,802
Segro  6,410,561 66,789
Shell, ADR (USD) (1) 4,200,523 323,566
Standard Chartered  10,480,308 268,154
Unilever  7,830,446 532,701
Total United Kingdom (Cost $3,057,840) 4,273,094
UNITED STATES 1.0%
Common Stocks 1.0%
Broadcom  426,274 141,225
Philip Morris International  671,352 120,467
Total United States (Cost $106,488) 261,692
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 3.76% (3)(4) 34,466,668 34,467
Total Short-Term Investments (Cost $34,467) 34,467

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.74% (3)(4) 144,700,890 144,701
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 144,701
Total Securities Lending Collateral (Cost $144,701) 144,701
Total Investments in Securities  99.8%
(Cost $15,671,994) $ 25,575,352
Other Assets Less Liabilities 0.2% 39,151
Net Assets 100.0% $ 25,614,503
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2026.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate (Certificaten Van Aandelen)
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 871 ++
T. Rowe Price Treasury Reserve Fund, 3.74% — — — ++
Totals $ — # $ — $ 871 +
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 655,234 ¤ ¤ $ 34,467
T. Rowe Price Treasury
Reserve Fund, 3.74% — ¤ ¤ 144,701
Total $ 179,168 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $871 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $179,168.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Overseas Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Overseas Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F165-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,680,041 $ 23,716,143 $ — $ 25,396,184
Short-Term Investments 34,467 — — 34,467
Securities Lending Collateral 144,701 — — 144,701
Total $ 1,859,209 $ 23,716,143 $ — $ 25,575,352